Long-Term Debt - Schedule of Debt Composition (Parenthetical) (Detail) $ in Thousands	12 Months Ended
	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)
Debt Instrument [Line Items]
Debt service coverage ratio	0	2.30
New York [Member]
Debt Instrument [Line Items]
Mortgage loan	$ 0	$ 5,888
Mortgage term	15 years
Interest rate added to the reference rate	1.25%
Reference rate	LIBOR
Debt service coverage ratio	1.90
Effective interest rate of mortgage loan fixed	6.16%
Interest rate swap of mortgage term	15 years